SCHEDULE OF RELATED PARTY CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Convertible Note Payable Related Party
Convertible notes issuance date	September 2022	September 2022
Convertible notes maturity date	September 2024	September 2024
Convertible notes interest rate	8.00%	8.00%
Notes payable		$ 27,000,000	$ 30,050,000
Unamortized debt discount and deferred financing costs		(2,172,914)	20,151,230
Convertible debt		24,827,086	9,898,770
Less: current portion of note payable		24,827,086	9,898,770
Long-term note payable